Regulatory framework (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2022 ARS ($)
IfrsStatementLineItems [Line Items]
Credit related concepts	$ 24,174
Implementation Of Policies To Benefit The Demand [Member]
IfrsStatementLineItems [Line Items]
Credit related concepts	9,670
Maintenance Of Electricity Rates [Member]
IfrsStatementLineItems [Line Items]
Credit related concepts	4,835
Investment Plan [Member]
IfrsStatementLineItems [Line Items]
Credit related concepts	1,802
Section 2 Res [Member]
IfrsStatementLineItems [Line Items]
Credit related concepts	$ 7,867